INCOME TAXES - Schedule of Components of Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Taxes [Abstract]
Current income tax	$ 10	$ (8)	$ 35	$ 30
Deferred income tax	(58)	(54)	78	(4)
Income tax expense (benefit)	$ (48)	$ (62)	$ 113	$ 26